Note 16 - Stock-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Notes Tables
Disclosure of Share-Based Compensation Arrangements by Share-Based Payment Award [Table Text Block]
(in whole numbers)
Stock Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (In Yrs)

Outstanding at January 1, 2025	290	$77,533.16
Forfeited or expired	(3)	58,374.86
Outstanding at June 30, 2025	287	$77,742.72	7.4

Vested and exercisable at June 30, 2025	142	$155,795.47	6.7

Vested and expected to vest at June 30, 2025	272	$78,185.50	7.4

(in whole numbers)
Stock Options	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (In Years)

Outstanding at January 1, 2024	310	$78,604.26
Forfeited or expired	(20)	94,208.28
Outstanding at December 31, 2024	290	$77,533.16	7.9

Vested and exercisable at December 31, 2024	145	$154,334.93	7.1

Vested and expected to vest at December 31, 2024	290	$77,533.16	7.9

Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2025	2024	2025	2024

Research and development	$12	$31	$35	$82
General and administrative	20	66	69	266
Total	$31	$97	$104	$348

	Year Ended December 31,
(in thousands)	2024	2023

Research and development	$143	$383
General and administrative	312	895
Total	$455	$1,278